27. FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of contractual maturities of financial liabilities

The contractual maturities of financial liabilities as at December 31, 2017 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	2018	2019	2020	2021	2022	Thereafter
Trade and other payables	$37,919	$37,919	$37,919	$—	$—	$—	$—	$—
Customer and other deposits	2,272	2,272	2,026	17	9	220	—	—
Satellite performance incentive payments	64,074	83,168	13,240	12,677	10,551	9,180	8,259	29,261
Other financial liabilities	5,527	5,599	4,798	458	343	—	—	—
Indebtedness (1)	3,652,980	4,861,554	230,933	229,012	227,945	225,986	223,650	3,724,028
	$3,762,772	$4,990,512	$288,916	$242,164	$238,848	$235,386	$231,909	$3,753,289

(1)	Indebtedness excludes deferred financing costs, interest rate floor and prepayment option.

Schedule of interest payable and interest payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$1,113	$19,394
Other financial liabilities	$31	$103
Indebtedness	$7,785	$1,216,359

Schedule of financial assets and financial liabilities and fair values hierarchy

Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:

As at December 31, 2017	Loans and receivables	FVTPL	Other financial liabilities	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$479,045	$—	$—	$479,045	$479,045	Level 1
Trade and other receivables	64,986	—	—	64,986	64,986	(3)
Other current financial assets (1)	2,275	162	—	2,437	2,437	Level 1, Level 2
Other long-term financial assets (1)	18,808	64,723	—	83,531	83,531	Level 1, Level 2
Trade and other payables	—	—	(37,919)	(37,919)	(37,919)	(3)
Other current financial liabilities	—	(1)	(26,354)	(26,355)	(27,791)	Level 2
Other long-term financial liabilities	—	(5,527)	(53,304)	(58,831)	(59,648)	Level 2
Indebtedness (2)	—	—	(3,645,195)	(3,645,195)	(3,723,474)	Level 2
	$565,114	$59,357	$(3,762,772)	$(3,138,301)	$(3,218,833)

As at December 31, 2016	Loans and receivables	FVTPL	Other financial liabilities	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$782,406	$—	$—	$782,406	$782,406	Level 1
Trade and other receivables	55,639	—	—	55,639	55,639	(3)
Other current financial assets	2,548	—	—	2,548	2,548	Level 1
Other long-term financial assets (1)	20,756	14,931	—	35,687	35,687	Level 1, Level 2
Trade and other payables	—	—	(44,107)	(44,107)	(44,107)	(3)
Other current financial liabilities	—	(761)	(58,231)	(58,992)	(61,368)	Level 2
Other long-term financial liabilities	—	(13,952)	(67,300)	(81,252)	(82,781)	Level 2
Indebtedness (2)	—	—	(3,930,048)	(3,930,048)	(3,992,467)	Level 2
	$861,349	$218	$(4,099,686)	$(3,238,119)	$(3,304,443)

(1)	Other current and long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.

(2)	Indebtedness excludes deferred financing costs, interest rate floor and prepayment option.

(3)	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.

Schedule of rates used to calculate fair value of indebtedness

The calculation of the fair value of the indebtedness is performed on a recurring basis. The rates used were as follows:

As at December 31,	2017	2016
Senior Secured Credit Facilities
Term Loan B – U.S. Facility	100.13%	101.00%
8.875% Senior Notes	111.83%	104.44%

Schedule of current and long-term portions of fair value of derivative assets and liabilities

The current and long-term portions of the fair value of the Company’s derivative assets and liabilities, as at each balance sheet date, were as follows:

As at December 31, 2017	Other current financial assets	Other long-term financial assets	Other current financial liabilities	Other long-term financial liabilities	Total
Interest rate floors	$—	$—	$(1)	$(5,527)	$(5,528)
Interest rate swaps	162	18,945	—	—	19,107
Prepayment option	—	45,778	—	—	45,778
	$162	$64,723	$(1)	$(5,527)	$59,357

As at December 31, 2016	Other long-term financial assets	Other current financial liabilities	Other long-term financial liabilities	Total
Interest rate floors	$—	$(728)	$(13,952)	$(14,680)
Forward foreign exchange contracts	—	(33)	—	(33)
Prepayment option	14,931	—	—	14,931
	$14,931	$(761)	$(13,952)	$218

Schedule of reconciliation of fair value of derivative assets and liabilities

The reconciliation of the fair value of derivative assets and liabilities was as follows:

Fair value, December 31, 2015 and January 1, 2016	$8,822
Derivatives recognized at inception
Interest rate floors	(25,581)
Prepayment option	8,671
Realized losses on derivatives
Forward foreign exchange contract	(130)
Unrealized gains (losses) on derivatives
Interest rate floors	18,781
Prepayment option	(13,108)
Interest rate swaps	2,237
Forward foreign exchange contracts	97
Impact of foreign exchange	429
Fair value, December 31, 2016 and January 1, 2017	218
Realized losses on derivatives
Forward foreign exchange contract	(207)
Unrealized gains on derivatives
Interest rate floors	7,861
Prepayment option	33,018
Interest rate swaps	19,394
Forward foreign exchange contracts	240
Impact of foreign exchange	(1,167)
Fair value, December 31, 2017	$59,357